Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Derivative financial instruments
Derivative financial instruments

13.Derivative financial instruments

The following table details quantitative information on the notional amounts and carrying amounts of the derivative instruments used for hedging by type of risk hedged and type of hedge:

	December 31, 2020
		Carrying amount of
		hedging instruments
	Nominal
	amount	Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	85,667	1,831	(233)
Cash flow hedges	60,000	—	(1,541)
Interest rate and foreign exchange risk
Fair value hedges	344,489	2,856	(3,848)
Cash flow hedges	221,508	23,091	—
Foreign exchange risk
Cash flow hedges	71,353	—	(3,589)
	783,017	27,778	(9,211)

	December 31, 2019
		Carrying amount of
		hedging instruments
	Nominal
	amount	Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	398,333	407	(805)
Cash flow hedges	123,000	—	(1,098)
Interest rate and foreign exchange risk
Fair value hedges	346,844	10,125	(8,527)
Cash flow hedges	23,025	—	(1,670)
Foreign exchange risk
Cash flow hedges	72,391	625	(2,552)
Net investment hedges	2,080	—	(23)
	965,673	11,157	(14,675)
(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.

As part of the financial risk management, the Bank uses the following hedging relationships:

-	Fair value hedge
-	Cash flow hedge
-	Net investment hedge

For control purposes, derivative instruments are recorded at their nominal amount in memoranda accounts.  Interest rate swaps are made either in a single currency or cross currency for a prescribed period to exchange a series of interest rate flows, which involve fixed for floating interest payments, and vice versa.  The Bank also engages in certain foreign exchange forward contracts to serve customers’ transaction needs and to manage foreign currency risk.  All such positions are hedged with an offsetting contract for the same currency.

The Bank manages and controls the risks on these foreign exchange trades by establishing counterparty credit limits by customer and by adopting policies that do not allow for open positions in the loan and investment portfolios.  The Bank also uses foreign exchange forward contracts to hedge the foreign exchange risk associated with the Bank’s equity investment in a non-U.S. dollar functional currency foreign entity. Derivative and foreign exchange forward instruments negotiated by the Bank are executed mainly over-the-counter (OTC). These contracts are executed between two counterparties that negotiate specific agreement terms, including notional amount, exercise price and maturity.

A.Fair value hedges

This type of hedge is used to mitigate the risk of changes in foreign exchange currency rates, as well as changes in interest rate risk. Within the derivative financial instruments used by the Bank for fair value hedging are interest rate swap contracts whereby a series of interest rate flows in a single currency are exchanged over a prescribed period and cross currency swaps contracts that generally involve the exchange of both interest and principal amounts in two different currencies.

The Bank’s exposure to interest rate risk is disclosed in Note 5(C)(i). Interest rate risk to which the Bank applies hedge accounting arises from fixed-rate euro medium term notes and other long-term notes issuances (“Certificados Bursatiles”), fixed-rate loans and advances, whose fair value fluctuates when benchmark interest rates change. The Bank hedges interest rate risk only to the extent of benchmark interest rates because the changes in fair value of a fixed-rate note or loan are significantly influenced by changes in the benchmark interest rate. Hedge accounting is applied where economic hedging relationships meet the hedge accounting criteria.

Before fair value hedge accounting is applied by the Bank, the Bank determines whether an economic relationship between the hedged item and the hedging instrument exists based on an assessment of the qualitative characteristics of these items and the hedged risk that is supported by quantitative analysis. The Bank considers whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. The Bank assesses whether the fair value of the hedged item and the hedging instrument respond similarly to similar risks. The Bank further supports this qualitative assessment by using regression analysis to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the fair value of the hedged item.  The sources of ineffectiveness  mainly come from forward rates, discount rates and cross currency basis (cost of the operation).

The following table details the notional amounts and carrying amounts of derivative instruments used in fair value hedges by type of risk and hedged item, along with the changes during the years used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2020
				Changes in fair value
		Carrying amount of		used to calculate	Ineffectiveness
	Nominal	hedging instruments		hedge	recognized in
	amount	Asset (1)	Liability (2)	ineffectiveness (3)	profit or loss (3)
Interest rate risk
Loans	10,667	—	(132)	84	1
Securities at FVOCI	5,000	—	(101)	(29)	(20)
Borrowings and debt	70,000	1,831	—	199	(27)
Interest rate and foreign exchange risk
Loans	4,075	356	—	178	(149)
Borrowings and debt	340,414	2,500	(3,848)	(2,524)	(468)
Total	430,156	4,687	(4,081)	(2,092)	(663)

	December 31, 2019
				Changes in fair value
		Carrying amount of		used to calculate	Ineffectiveness
	Nominal	hedging instruments		hedge	recognized in
	amount	Asset (1)	Liability (2)	ineffectiveness (3)	profit or loss (3)
Interest rate risk
Loans	13,333	—	(166)	(127)	(9)
Securities at FVOCI	5,000	—	(45)	(97)	(17)
Borrowings and debt	380,000	407	(594)	5,203	(65)
Interest rate and foreign exchange risk
Loans	6,430	276	—	(482)	(214)
Borrowings and debt	340,414	9,849	(8,527)	7,234	55
Total	745,177	10,532	(9,332)	11,731	(250)

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

The following table details the notional amounts and carrying amounts of the fair value hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2020
				Accumulated amount	Change in fair
				of fair value hedge	value of the hedged
	Carrying amount of		Line in the consolidated statement of	adjustments included	items used to
	hedged items		financial position that includes the	in the carrying amount	calculate hedge
	Asset	Liability	carrying amount of the hedged items	of the hedged items	ineffectiveness (1)
Interest rate risk
Loans	10,837	—	Loans, net	74	(83)
Securities at FVOCI	5,113	—	Securities and other financial assets, net	85	9
Borrowings and debt	—	(71,937)	Borrowings and debt, net	(292)	(226)
Interest rate and foreign exchange risk					—
Loans	3,789	—		(654)	(327)
Borrowings and debt	—	(339,688)	Borrowings and debt, net	1,083	2,056
Total	19,739	(411,625)		296	1,429

	December 31, 2019
				Accumulated amount	Change in fair
				of fair value hedge	value of the hedged
	Carrying amount of		Line in the consolidated statement of	adjustments included	items used to
	hedged items		financial position that includes the	in the carrying amount	calculate hedge
	Asset	Liability	carrying amount of the hedged items	of the hedged items	ineffectiveness (1)
Interest rate risk
Loans	13,583	—	Loans, net	158	118
Securities at FVOCI	5,142	—	Securities and other financial assets, net	94	80
Borrowings and debt	—	(381,587)	Borrowings and debt, net	18	(5,268)
Interest rate and foreign exchange risk
Loans	6,202	—	Loans, net	(495)	268
Borrowings and debt	—	(336,117)	Borrowings and debt, net	(973)	(7,179)
Total	24,927	(717,704)		(1,198)	(11,981)

(1)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

The following table details the maturity of the notional amount for the derivative instruments used in fair value hedges:

	December 31, 2020
		Foreign
		exchange and
	Interest rate	interest
Maturity	swaps	rate risks	Total
Fair value hedge
Less than 1 year	85,667	—	85,667
Over 1 to 2 years	—	271,646	271,646
Over 2 to 5 years	—	72,843	72,843
Total	85,667	344,489	430,156

	December 31, 2019
		Foreign
		exchange and
	Interest rate	interest
Maturity	swaps	rate risks	Total
Fair value hedge
Less than 1 year	350,000	—	350,000
Over 1 to 2 years	48,333	—	48,333
Over 2 to 5 years	—	346,844	346,844
Total	398,333	346,844	745,177

B.Cash flow hedges

This type of hedge is used to mitigate the risk of changes in foreign exchange currency rates, as well as changes in interest rate risk, that could include variability in the future cash flows. Within the derivative financial instruments used by the Bank for cash flow hedging are interest rate swaps contracts whereby a series of interest rate flows in a single currency are exchanged over a prescribed period, cross currency swaps contracts that generally involve the exchange of both interest and principal amounts in two different currencies, and foreign exchange forward contracts, an agreement to purchase or sell foreign currency at a future date at agreed-upon terms.

The Bank’s exposure to market risk is disclosed in Note 5 (C) (ii) and (iii). The Bank determines the amount of the exposure to which it applies hedge accounting by assessing the potential impact of changes in interest rates and foreign currency exchange rates on the future cash flows. This assessment is performed using analytical techniques, such as cash flow sensitivity analysis. As noted above for fair value hedges, by using derivative financial instruments to hedge exposures to changes in interest rates and foreign currency exchange rates, the Bank exposes itself to credit risk of the counterparties to the derivatives, which is not offset by the hedged items. This exposure is managed similarly to that of fair value hedges.

The Bank determines whether an economic relationship exists between the cash flows of the hedged item and the hedging instrument based on an assessment of the qualitative characteristics of these items and the hedged risk that is supported by quantitative analysis. The Bank considers whether the critical terms of the hedged item and the hedging instrument closely align when assessing the presence of an economic relationship. The Bank assesses whether the cash flows of the hedged item and the hedging instrument respond similarly to the hedged risk, such as the benchmark interest rate or foreign currency. The Bank further supports this qualitative assessment by using sensitivity analysis to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the present value of the hedged item. The Bank assesses hedge effectiveness using the hypothetical derivative method, which creates a derivative instrument to serve as a proxy for the hedged transaction. The terms of the hypothetical derivative match the critical terms of the hedged item and it has a fair value of zero at inception. The sources of ineffectiveness arise mainly because of the differences in discount rates (OIS - Overnight Index Swap).

The maximum length of time over which the Bank has hedged its exposure to the variability in future cash flows on forecasted transactions is 7 years.

The Bank recognized the lifetime associated cost of the foreign exchange forward contracts into interest income, in profit or loss, as an adjustment to the yield on hedged items creating an accumulated reserve in OCI, reclassified to profit or loss at their maturity.  The Bank estimates that approximately $508 thousand are expected to be reclassified into profit or loss during the period of 12 months ending December 31, 2021.

The Bank recognized the associated costs for the forward foreign exchange contracts where the hedged item is an asset, as an integral part interest income (expense) of the underlying transaction, presented in the consolidated statement of profit or loss and as an accumulated reserve in Other comprehensive income  in the consolidated statement of financial position, which at maturity of the transaction is reclassified to profit or loss.

The Bank recognized the associated costs for the forward foreign exchange contracts where the hedged item is a liability, as an integral part interest expense (expense) of the underlying transaction, presented in the consolidated statement of profit or loss and as an accumulated reserve in Other comprehensive income  in the consolidated statement of financial position, which at maturity of the transaction is reclassified to profit or loss.

The following table details the notional amounts and carrying amounts of derivative instruments used in cash flow hedges by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2020
				Change in fair	Changes in the		Amount
		Carrying amount of		value used for	fair value of the	Ineffectiveness	reclassified
		hedging instruments		calculating	hedging instruments	recognized	from the hedge
	Nominal			hedge	recognized in	in profit or	reserve to profit
	amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	loss (4)	or loss (4)
Interest rate risk
Borrowings and debt	60,000	—	(1,541)	(443)	(442)	1	(75)
Interest rate and foreign exchange risk
Borrowings and debt	221,508	23,091	—	23,380	23,481	101	(1,697)
Foreign exchange risk
Loans	71,353	—	(3,589)	(3,466)	(3,465)	1	(1,927)
Total	352,861	23,091	(5,130)	19,471	19,574	103	(3,699)

	December 31, 2019
					Changes in the
				Change in fair	fair value of the		Amount
				value used for	hedging		reclassified
		Carrying amount of		calculating	instruments	Ineffectiveness	from the hedge
	Nominal	hedging instruments		hedge	recognized in	recognized in	reserve to
	amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	profit or loss (4)	profit or loss (4)
Interest rate risk
Borrowings and debt	123,000	—	(1,098)	(1,459)	(1,458)	1	39
Interest rate and foreign exchange risk
Borrowings and debt	23,025	—	(1,670)	(284)	(283)	1	—
Foreign exchange risk
Loans	72,391	625	(2,552)	(2,346)	(2,344)	2	(1,070)
Borrowings and debt	—	—	—	—	—	—	(5,545)
Total	218,416	625	(5,320)	(4,089)	(4,085)	4	(6,576)

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in equity in the consolidated statement of financial position under the line Other comprehensive income.
(4)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

The following table details the nominal amounts and carrying amounts of the cash flow hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2020
			Line in the consolidated
			statement of financial	Change in the fair value of
	Carrying amount of		position that includes the	the hedged items used to
	hedged items		carrying amount of	to calculate the hedge	Cash flow hedge
	Asset	Liability	the hedged items	ineffectiveness (1)	reserve
Interest rate risk
Borrowings and debt	—	(20,045)	Borrowings and debt, net	442	1,440
Interest rate and foreign exchange risk
Borrowings and debt	—	(243,817)	Borrowings and debt, net	(23,481)	(1,980)
Foreign exchange risk
Loans	74,509	—	Loans, net	3,465	562
Total	74,509	(263,862)		(19,574)	22

(1)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

	December 31, 2019

			Line in the consolidated
			statement of financial	Change in the fair value of
	Carrying amount of		position that includes the	the hedged items used to
	hedged items		carrying amount of	calculate the hedge	Cash flow hedge
	Asset	Liability	the hedged items	ineffectiveness (1)	reserve
Interest rate risk
Borrowings and debt	—	(70,110)	Borrowings and debt, net	1,458	1,072
Interest rate and foreign exchange risk
Borrowings and debt	—	(21,234)	Borrowings and debt, net	283	(5)
Foreign exchange risk
Loans	73,861	—	Loans, net	2,344	263
Total	73,861	(91,344)		4,085	1,330

(1)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

The following table details the maturity of the derivative instruments used in cash flow hedges:

	December 31, 2020
			Foreign
			exchange and
	Foreign	Interest rate	interest
Maturity	exchange risk	swaps	rate risks	Total
Cash flow hedge
Less than 1 year	71,353	40,000	—	111,353
Over 2 to 5 years	—	20,000	197,854	217,854
More than 5 years	—	—	23,654	23,654
Total	71,353	60,000	221,508	352,861

	December 31, 2019
			Foreign
			exchange and
	Foreign	Interest rate	interest
Maturity	exchange risk	swaps	rate risks	Total
Cash flow hedge
Less than 1 year	72,391	63,000	23,025	158,416
Over 1 to 2 years	—	40,000	—	40,000
Over 2 to 5 years	—	20,000	—	20,000
Total	72,391	123,000	23,025	218,416

C.Net investment hedge

A foreign currency exposure arises from a net investment either in a subsidiary that has a different functional currency from that of the Bank or in a financial instrument in a foreign currency designated at FVOCI.  The hedge risk in the net investment hedge is the variability of the US dollar against any other foreign currency that will result in a reduction in the carrying amount.

The Bank’s policy is to hedge the net investment only to the extent of the debt principal; therefore, the hedge ratio is established by aligning the principal amount in foreign currency of the debt with the carrying amount of the net investment that is designated.

When the hedging instrument is a forward foreign exchange contract, the Bank establishes a hedge relationship where the notional of the forward foreign exchange contract matches the carrying amount of the designated net investment. The Bank ensures that the foreign currency in which the hedging instrument is denominated is the same as the functional currency of the net investment. The only source of ineffectiveness that is expected to arise from these hedging relationships is due to the effect of the counterparty and the Bank’s own credit risk on the fair value of the derivative. As of December 30, 2020, The Bank holds no net investment hedges.

The following table details the notional amount and carrying amount of the derivative instruments used as net investment hedge at December 31, 2019 by type of risk and hedged item, along with changes during the period used to determine and recognize the ineffectiveness of the hedge:

December 31, 2019
Changes in the
					fair value of the		Amount
				Change in fair	hedging		reclassified from
		Carrying amount of		value used for	instruments	Ineffectiveness	the hedge reserve
	Nominal	hedging instruments		calculating hedge	recognized in	recognized in	to profit or
	amount	Asset (1)	Liability (2)	ineffectiveness	OCI (3)	profit or loss (4)	loss (4)
Foreign exchange risk
Net investment	2,080	—	(23)	(23)	(23)	—	(78)
Total	2,080	—	(23)	(23)	(23)	—	(78)

Derivative instruments used in net investment hedges at December 31, 2019 have a maturity of less than 30 days.

(1)	Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)	Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)	Included in equity in the consolidated statement of financial position under the line Other comprehensive income.
(4)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

The following table details the nominal value and carrying amount of the net investment hedged items at December 31, 2019, along with changes during the period used to determine and recognize the ineffectiveness of the hedge:

December 31, 2019
Change in
the fair
			Line in the	value of
			consolidated	the
			statement of	hedged
			financial position	items used
	Carrying amount of		that includes the	to calculate	Cash flow
	hedged items		carrying amount of	the hedged	hedge
	Asset	Liability	the hedged items	ineffectiveness (1)	reserve
Foreign exchange risk
Net investment	1,889	—	Securities and other financial assets, net	23	23
Total	1,889	—		23	23

(1)	Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.